Expense Example, No Redemption - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Nov. 08, 2023 USD ($)
Fidelity Advisor High Income Fund - Class M
Expense Example, No Redemption:
1 Year	$ 514
3 Years	757
5 Years	1,018
10 Years	1,764
Fidelity Advisor High Income Fund - Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,054
Fidelity Advisor High Income Fund - Class I
Expense Example, No Redemption:
1 Year	101
3 Years	315
5 Years	547
10 Years	1,213
Fidelity Advisor High Income Fund - Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	990
Fidelity Advisor High Income Fund - Class A
Expense Example, No Redemption:
1 Year	513
3 Years	754
5 Years	1,013
10 Years	$ 1,753